Investment securities - Proceeds/realized gains/losses (Details 4) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt securities
Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales	SFr 255	SFr 7	SFr 9
Realized gains	8	0	0
Equity securities
Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales		7	4
Realized gains		0	0
Bank | Debt securities
Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales	255	7	9
Realized gains	SFr 8	0	0
Bank | Equity securities
Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales		7	4
Realized gains		SFr 0	SFr 0